Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 26, 2024	Feb. 01, 2025	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (“PEO”) and our other named executive officers (“Other NEOs”) as presented under “—Summary Compensation Table” (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our executive compensation program is designed to align pay with the achievement of our annual and long-term financial and operational goals and recognize individual achievements, please see “—Executive Compensation Design Overview”.

Year (a)	Summary Compensation Table Total for PEO (1) (b)		Compensation Actually Paid to PEO (1)(2) (c)		Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based on: Company Total Shareholder Return (f)	Net Income (Loss) (millions) (g)
	PEO #1	PEO #2	PEO #1	PEO#2
2024	$400,199	1,251,519	223,608	1,262,749	$819,645	792,923	$ 41.53	$ (19,047)
2023	$1,022,341	N/A	766,127	N/A	$731,616	665,213	$ 40.12	$ 25,427
2022	$1,102,043	N/A	$1,071,793	N/A	$817,667	770,157	$ 91.06	$ (38,346)

_______________________

(1)
For fiscal 2024, 2023 and 2022, our PEO and Other NEOs were as follows:

Fiscal Year	PEO#1	PEO#2	Other NEOs
2024	Jonathan "Jack" Schwefel, Chief Executive Officer*	David Stefko, Interim Chief Executive Officer**	Marie Fogel, SVP, Chief Merchandising and Manufacturing Officer Lee Meiner, SVP, Chief People Officer
2023	Jonathan "Jack" Schwefel, Chief Executive Officer*	N/A	Marie Fogel, SVP, Chief Merchandising and Manufacturing Officer Lee Meiner, SVP, Chief Human Resources Officer Amy "Levy" Trooskin, Former Chief Financial Officer***
2022	Jonathan "Jack" Schwefel, Chief Executive Officer*	N/A	David Stefko, Chief Financial Officer Marie Fogel, SVP, Chief Merchandising and Manufacturing Officer

*	Mr. Schwefel departed from the Company on March 26, 2024.
**

During fiscal 2024, Mr. Stefko served as interim PEO from March 26, 2024. Mr. Stefko resigned from the position of Interim Chief Executive Officer of the Company and interim PEO, effective February 6, 2025.

***	Ms. Levy served as Chief Financial Officer from February 10, 2023 until June 30, 2023.

(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and our Other NEOs (as an average) for fiscal year 2024 is shown below:

Adjustments		2024
		PEO #1 ($)	PEO #2 ($)	Average Other NEOs ($)
Total Compensation from SCT		400,199	1,251,519	819,645
(Subtraction):	SCT amounts	-	(75,000)	-
Addition:	Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	-	160,456	-
Addition (Subtraction):	Change in fair value from prior fiscal year end to covered fiscal year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	-	-	-
Addition:	Vesting date fair value of awards granted and vesting during such year	-	-	-
Addition (Subtraction):	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	-	(74,225)	(26,722)
(Subtraction):	Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	(176,590)	-	-
Addition:	Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-	-
COMPENSATION ACTUALLY PAID (as calculated)		223,608	1,262,749	792,923
(3)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on January 28, 2022 (the last trading day of fiscal 2021) through and including the end of each fiscal year reported in the table.

PEO Total Compensation Amount				$ 1,022,341	$ 1,102,043
PEO Actually Paid Compensation Amount				766,127	1,071,793
Adjustment To PEO Compensation, Footnote
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and our Other NEOs (as an average) for fiscal year 2024 is shown below:

Adjustments		2024
		PEO #1 ($)	PEO #2 ($)	Average Other NEOs ($)
Total Compensation from SCT		400,199	1,251,519	819,645
(Subtraction):	SCT amounts	-	(75,000)	-
Addition:	Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	-	160,456	-
Addition (Subtraction):	Change in fair value from prior fiscal year end to covered fiscal year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	-	-	-
Addition:	Vesting date fair value of awards granted and vesting during such year	-	-	-
Addition (Subtraction):	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	-	(74,225)	(26,722)
(Subtraction):	Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	(176,590)	-	-
Addition:	Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-	-
COMPENSATION ACTUALLY PAID (as calculated)		223,608	1,262,749	792,923
(3)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on January 28, 2022 (the last trading day of fiscal 2021) through and including the end of each fiscal year reported in the table.

Non-PEO NEO Average Total Compensation Amount			$ 819,645	731,616	817,667
Non-PEO NEO Average Compensation Actually Paid Amount			$ 792,923	665,213	770,157
Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return ("TSR").

From fiscal years 2022 to 2023, the CAP Amounts for our PEO #1 and the average of the CAP Amounts for our Other NEOs decreased by 29% and 14%, respectively, compared to a 56% decrease in our TSR over the same time period. From fiscal years 2023 to 2024, (i) there is no relationship between the CAP Amounts for our PEO #1 and the Company's TSR because our PEO#1 departed the Company less than two months into fiscal year 2024 and more than half of the CAP Amount for our PEO #1 in fiscal year 2024 consisted of salary continuation pursuant to the terms of his severance agreement; (ii) there is no relationship between the CAP Amounts for our PEO #2 and the Company's TSR because our PEO #2 did not serve as our PEO in fiscal year 2023 and (iii) the average CAP Amounts for our Other NEOs increased by 39% and 19%, respectively, compared to a 4% increase in our TSR.

From fiscal years 2022 to 2024, (i) there is no relationship between the CAP Amounts for our PEO #1 and the Company's TSR because our PEO #1 departed the Company less than two months into fiscal year 2024 and more than half of the CAP Amount for our PEO #1 in fiscal year 2024 consisted of salary continuation pursuant the terms of his severance agreement; (ii) there is no relationship between the CAP Amounts for our PEO #2 and the Company's TSR because our PEO#2 did not serve as our PEO in fiscal year 2022; and (iii) the average of the compensation actually paid to the Other NEOs increased by 17% and 3%, respectively, compared to a 54% decrease in our TSR.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income.

From fiscal years 2022 to 2023, the CAP Amounts for our PEO #1 and the average of the compensation actually paid to the Other NEOs decreased by 29% and 14%, respectively, compared to a 166% increase from a Net Loss to Net Income over the same time period. From fiscal years 2023 to 2024, (i) there is no relationship between the CAP Amounts for our PEO #1 and the Company's Net Income because our PEO #1 departed the Company less than two months into fiscal year 2024 and more than half of the CAP Amount for our PEO #1 in fiscal year 2024 consisted of salary continuation pursuant the terms of his severance agreement; (ii) there is no relationship between the CAP Amounts for our PEO #2 and the Company's Net Income because PEO #2 did not serve as our PEO in fiscal year 2023 and (iii) the average CAP Amounts for our Other NEOs increased by 39% and 19%, respectively, compared to a 175% decrease from Net Income to Net Loss over the same time period.

From fiscal years 2022 to 2024, (i) there is no relationship between the CAP Amounts for our PEO #1 and the Company's Net Income because our PEO #1 departed the Company less than two months into fiscal year 2024 and more than half of the CAP Amount for our PEO #1 in fiscal year 2024 consisted of salary continuation pursuant the terms of his severance agreement; (ii) there is no relationship between the CAP Amounts for our PEO #2 and the Company's TSR because our PEO #2 did not serve as our PEO in fiscal year 2022; and (iii) the average CAP Amounts for our Other NEOs increased by 17% and 3%, respectively, compared to a 50% improvement in Net Loss over the same time period.

Total Shareholder Return Amount			$ 41.53	40.12	91.06
Net Income (Loss)			(19,047,000,000)	$ 25,427,000,000	$ (38,346,000,000)
PEO Name	Jonathan "Jack" Schwefel	David Stefko		Jonathan "Jack" Schwefel	Jonathan "Jack" Schwefel
David Stefko, Interim
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,251,519
PEO Actually Paid Compensation Amount		1,262,749
Jonathan "Jack" Schwefel
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 400,199	1,251,519
PEO Actually Paid Compensation Amount	223,608	223,608
PEO | David Stefko, Interim | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(75,000)
PEO | David Stefko, Interim | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		160,456
PEO | David Stefko, Interim | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (74,225)
PEO | Jonathan "Jack" Schwefel | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (176,590)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (26,722)